Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 54.6	$ 43.3
Accrued liabilities	54.3	58.3
Wages and accrued vacation payable	153.0	52.2
Accounts Payable and Accrued Liabilities Current	$ 261.9	$ 153.8